Concentrations of Credit Risk (Details) (Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Member] | C2 Utility [Member]
Summary of concentrations of significant customers
Concentration risk percentage		10.00%
Accounts Receivable [Member] | Ericsson Caribbean [Member]
Summary of concentrations of significant customers
Concentration risk percentage		11.00%
Accounts Receivable [Member] | Nexlink [Member]
Summary of concentrations of significant customers
Concentration risk percentage		0.00%
Accounts Receivable [Member] | Ericsson [Member]
Summary of concentrations of significant customers
Concentration risk percentage	26.00%	33.00%
Revenues [Member] | C2 Utility [Member]
Summary of concentrations of significant customers
Concentration risk percentage		4.00%
Revenues [Member] | Ericsson Caribbean [Member]
Summary of concentrations of significant customers
Concentration risk percentage		5.00%
Revenues [Member] | Nexlink [Member]
Summary of concentrations of significant customers
Concentration risk percentage		14.00%
Revenues [Member] | Ericsson [Member]
Summary of concentrations of significant customers
Concentration risk percentage	41.00%	33.00%